Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Year (A)	Summary Compensation Table Total for PEO - T. Wittenschlaeger ($) (1) (b1)	Summary Compensation Table Total for PEO - J. Silverman ($) (2) (b2)	Compensation Actually Paid to PEO - T. Wittenschlaeger ($) (3) (c1)	Compensation Actually Paid to PEO - J. Silverman ($) (3) (c2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (4) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (5) (e)	Value of Initial Fixed $100 Investment Based On: Total Stockholder Return ($) (6) (f)	Net Income ($) (7) (h)
2024	$–	$460,132	$–	$460,132	$371,048	$357,798	$5.06	$1,755,479
2023	$–	$280,996	$–	$201,052	$302,667	$324,667	$12.72	$34,160,455
2022	$396,200	$–	$92,900	$–	$263,734	$261,349	$21.97	$22,935,353

Named Executive Officers, Footnote

(4)	For the year ended December 31, 2024, our non-PEO Named Executive Officers (“Non-PEO Named Executive Officers”) as shown in Column (d), was Gilbert Villarreal and Joseph Ramelli. For the year ended December 31, 2023, our non-PEO Named Executive Officer was David Hollingsworth. For the year ended December 31, 2022, our Non-PEO Named Executive Officers were Curt Smith, Richard Perley and David Hollingsworth.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 371,048	$ 302,667	$ 263,734
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 357,798	324,667	261,349
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

T. Wittenschlaeger

Year	Less: Grant Date Fair Value of Equity Awards (a)	Plus: Year-End Fair Value of Unvested Awards Granted During the Year (b)	Plus: Year-Over-Year Change in Fair Value of Unvested Awards (c)	Plus: Vesting Date Fair Value of Current Year Awards Vesting During the Year (d)	Plus: Change in Fair Value of Prior Year Awards Vesting During the Year (e)	Total Adjustments
2022	$-	$-	$(345,600)	$-	$42,300	$(303,300)

J. Silverman

Year	Less: Grant Date Fair Value of Equity Awards (a)	Plus: Year-End Fair Value of Unvested Awards Granted During the Year (b)	Plus: Year-Over-Year Change in Fair Value of Unvested Awards (c)	Plus: Vesting Date Fair Value of Current Year Awards Vesting During the Year (d)	Plus: Change in Fair Value of Prior Year Awards Vesting During the Year (e)	Total Adjustments
2024	$(180,132)	$-	$-	$180,132	$-	$-
2023	$(148,000)	$7,192	$-	$60,864	$-	$(79,944)

(a)	Subtract the grant date fair values of the equity awards reported in the “Option Awards” column of the Summary Compensation Table for the covered fiscal year.

(b)	Add the fair values as of the end of the covered fiscal year of all equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year.

(c)	Add the change in fair value as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year.

(d)	Add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date.

(e)	Add the change in fair value as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.

(4)	For the year ended December 31, 2024, our non-PEO Named Executive Officers (“Non-PEO Named Executive Officers”) as shown in Column (d), was Gilbert Villarreal and Joseph Ramelli. For the year ended December 31, 2023, our non-PEO Named Executive Officer was David Hollingsworth. For the year ended December 31, 2022, our Non-PEO Named Executive Officers were Curt Smith, Richard Perley and David Hollingsworth.

Non-PEO NEOs

Year	Less: Grant Date Fair Value of Equity Awards (a)	Plus: Year-End Fair Value of Unvested Awards Granted During the Year (b)	Plus: Year-Over-Year Change in Fair Value of Unvested Awards (c)	Plus: Vesting Date Fair Value of Current Year Awards Vesting During the Year (d)	Plus: Change in Fair Value of Prior Year Awards Vesting During the Year (e)	Total Adjustments
2024	$-	$-	$-	$-	$(13,250)	$(13,250)
2023	$-	$-	$22,000	$-	$-	$22,000
2022	$(2,760)	$375	$-	$-	$-	$(2,385)

2022: David Hollingsworth, Curt Smith and Richard Perley

2023: David Hollingsworth

2024: David Hollingsworth

(a)	Subtract the grant date fair values of the equity awards reported in the “Option Awards” column of the Summary Compensation Table for the covered fiscal year.

(b)	Add the fair values as of the end of the covered fiscal year of all equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year.

(c)	Add the change in fair value as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year.

(d)	Add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date.

(e)	Add the change in fair value as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Cumulative TSR

The following graph shows the relationship of “compensation actually paid” to our PEOs and Non-PEO Named Executive Officers in 2024, 2023 and 2022 to the cumulative TSR of AYRO assuming an initial investment of $100.

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net (Loss) Income

The following graph shows the relationship of “compensation actually paid” to our PEOs and Non-PEO Named Executive Officers in 2024, 2023 and 2022 to AYRO’s net loss.

Total Shareholder Return Amount	[3]	$ 5.06	12.72	21.97
Net Income (Loss) Attributable to Parent	[4]	1,755,479	34,160,455	22,935,353
T. Wittenschlaeger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]			396,200
PEO Actually Paid Compensation Amount	[6]			92,900
Adjustment to Compensation Amount				(303,300)
T. Wittenschlaeger [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]
T. Wittenschlaeger [Member] | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]
T. Wittenschlaeger [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]			(345,600)
T. Wittenschlaeger [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]
T. Wittenschlaeger [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]			42,300
J. Silverman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[12]	460,132	280,996
PEO Actually Paid Compensation Amount	[6]	460,132	201,052
Adjustment to Compensation Amount			(79,944)
J. Silverman [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	(180,132)	(148,000)
J. Silverman [Member] | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]		7,192
J. Silverman [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]
J. Silverman [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	180,132	60,864
J. Silverman [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(13,250)	22,000	(2,385)
Non-PEO NEO [Member] | Adjustment For Grant Date Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]			(2,760)
Non-PEO NEO [Member] | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]			375
Non-PEO NEO [Member] | Year Over Year Difference Of Year End Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]		22,000
Non-PEO NEO [Member] | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]
Non-PEO NEO [Member] | Difference In Fair Values Between Prior Year End Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]	$ (13,250)

[1]	For the year ended December 31, 2024, our non-PEO Named Executive Officers (“Non-PEO Named Executive Officers”) as shown in Column (d), was Gilbert Villarreal and Joseph Ramelli. For the year ended December 31, 2023, our non-PEO Named Executive Officer was David Hollingsworth. For the year ended December 31, 2022, our Non-PEO Named Executive Officers were Curt Smith, Richard Perley and David Hollingsworth.
[2]	The amounts disclosed in Column (e) reflect the adjustments listed in the table below to the total amount reported in the SCT for Non-PEO Named Executive Officers. Equity values are calculated in accordance with FASB ASC Topic 718. The table below summarizes the adjustments to the total amount reported in the SCT for Non-PEO Named Executive Officers in calculating CAP:
[3]	The Company’s cumulative TSR, as indicated in Column (f), assumes $100 was invested in the Company for the period starting January 1, 2022, through the end of each listed year. We did not pay dividends during this period.
[4]	Net Income presented in Column (h) reflects “Net Loss” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, and 2022.
[5]	The amount listed in Column (b1) indicates all compensation received by Thomas Wittenschlaeger in 2022. Mr. Wittenschlaeger joined AYRO as PEO in 2021. Mr. Wittenschlaeger was not a PEO of Ayro in 2023 and 2024.
[6]	The amounts disclosed in Columns (c1) and (c2) reflect the adjustments listed in the tables below to the total amount reported in the SCT for the PEOs. Equity values are calculated in accordance with FASB ASC Topic 718. The tables below summarize the adjustments to the total amount reported in the SCT for the PEOs in calculating CAP:
[7]	Subtract the grant date fair values of the equity awards reported in the “Option Awards” column of the Summary Compensation Table for the covered fiscal year.
[8]	Add the fair values as of the end of the covered fiscal year of all equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year.
[9]	Add the change in fair value as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year.
[10]	Add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date.
[11]	Add the change in fair value as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.
[12]	The amount listed in Column (b2) indicates all compensation received by Joshua Silverman in 2023 and 2024. Mr. Silverman joined AYRO as PEO at the departure of Thomas Wittenschlaeger in 2023.
[13]	Subtract the grant date fair values of the equity awards reported in the “Option Awards” column of the Summary Compensation Table for the covered fiscal year.
[14]	Add the fair values as of the end of the covered fiscal year of all equity awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year.
[15]	Add the change in fair value as of the end of the covered fiscal year of any equity awards granted in any prior fiscal year that are outstanding and unvested as of the end of the fiscal year.
[16]	Add, for awards that are granted and vest in the same fiscal year, the fair value as of the vesting date.
[17]	Add the change in fair value as of the vesting date of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year.